BANK LOANS - Long term bank loans (Details)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Secured loan agreement with Shanghai Pudong Development Bank
Debt Instrument [Line Items]
Principal amount of debt			¥ 152,000,000
Debt instrument, interest rate			4.00%
Time deposits collateralized, short-term investments			¥ 30,000,000
Time deposits collateralized, long-term investments			130,000,000
Secured loan agreement with Bank of DaLian
Debt Instrument [Line Items]
Principal amount of debt			¥ 200,000,000
Debt instrument, interest rate			5.00%
Carrying amount	¥ 270,646,005	$ 39,239,982